Financial investments (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Financial Instruments

	12.31.2022				12.31.2021
	Amortized cost	Fair value through other comprehensive income	Fair value through profit or loss	Total	Amortized cost	Fair value through other comprehensive income	Fair value through profit or loss	Total
Financial instruments
Public securities (i)	66.7	—	—	66.7	51.6	—	—	51.6
Private securities (ii)	105.0	—	—	105.0	—	—	—	—
Structured Notes (iii)	—	—	—	—	14.1	—	79.0	93.1
Investment funds	—	—	22.7	22.7	—	—	22.1	22.1
Fixed-Term Deposits (iv)	178.8	194.7	—	373.5	13.7	541.0	—	554.7
Others (v)	—	—	96.5	96.5	—	—	94.9	94.9

	350.5	194.7	119.2	664.4	79.4	541.0	196.0	816.4

Current portion	180.5	194.7	119.2	494.4	13.8	541.0	196.0	750.8
Non-current	170.0	—	—	170.0	65.6	—	—	65.6

(i)	Debt securities issued by the Brazilian government with maturity in 2030.
(ii)	Debt securities issued by certain financial institutions with long-term maturities.
(iii)	Structured notes associated with the credit risk of financial institution issuer and the Brazilian government.
(iv)	Fixed-term deposits in U.S. dollars issued by financial institutions, with a maturity of more than 90 days from the date of contracting.
(v)	It mainly relates to shares of the Republic Airways Holdings, arising from the request for the judicial reorganization of the former entity Republic Airways and received by the Company.